Capital Structure, Financial Risk and Related Items - Capital Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 1,715	$ 1,380	[1],[2]	$ 2,204	[1],[2]	$ 1,419
Marketable securities	0	1,574	[2]	1,967	[2]
Proceeds from issuance of borrowings	5,500	0	[1]	$ 0	[1]
Merus B.V.
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of borrowings	5,500
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500	$ 300

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.